INSURANCE RESERVES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)		Dec. 31, 2009 EUR (€)	Dec. 31, 2011 USD ($)
Income From Insurance Operations [Abstract]
Gross written premiums	€ 776,301	€ 1,008,320		€ 985,777
Cancellation commissions	3,140	2,790		1,676
Other insurance related income	(2,161)	6,061		2,601
Total income from insurance operations	777,280	1,017,171		990,054
Property and casualty reserves
Reserve for unpaid claims and claim adjustment expenses as at January 1,	735,476	700,711
Incurred claims and claim adjustment expenses:
Provision for insured events of the current year	245,894	293,974
Change in provision for insured events of prior years	16,079	(33,644)
Total incurred claims and claims adjustment expenses	261,973	260,330
Payments:
Claims and claim adjustment expenses attributable to insured events of the current year	(83,739)	(121,149)
Claims and claim adjustment expenses attributable to insured events of prior years	(118,257)	(103,082)
Total payments	(201,996)	(224,231)
Changes in unearned premium reserves	(45,657)	(1,334)
Reserve for unpaid claims and claim adjustment expenses as at December 31,	749,796	735,476		700,711
Life Insurance Reserves
Mathematical and other life insurance reserves at 1 January	1,795,868	1,620,662
Increase in reserves	618,976	457,143
Paid claims and other movements	(403,799)	(281,937)
Mathematical and other life insurance reserves at December 31,	2,011,045	1,795,868		1,620,662
Total insurance reserves	2,760,841	2,531,344	[1]		3,652,389
Short-duration life insurance contracts [Abstract]
Premiums written	226,629	248,887		247,449
Reinsurance ceded	(4,861)	(8,305)		(15,089)
Net written premiums	221,768	240,582		232,360
Premiums earned	203,929	249,901		257,056
Reinsurance ceded	(10,324)	(8,319)		(14,960)
Net earned premiums	193,605	241,582		242,096
Property and casualty insurance contracts
Direct premiums written	452,460	578,919		516,337
Reinsurance assumed	10,913	8,436		5,407
Reinsurance Ceded	(70,749)	(108,698)		(103,516)
Net premiums written	392,624	478,657		418,228
Direct Premiums Earned	512,988	581,142		469,969
Reinsurance assumed	3,136	6,921		7,961
Reinsurance Ceded	(80,602)	(108,071)		(103,174)
Net premiums earned	€ 435,522	€ 479,992		€ 374,756

[1]	As restated. See Note 43 for more information.